Document And Entity Information	Mar. 28, 2022
Document Information [Line Items]
Entity, Registrant Name	USCB Financial Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 28, 2022
Entity, Incorporation, State or Country Code	FL
Entity, File Number	001-41196
Entity, Tax Identification Number	87-4070846
Entity, Address, Address Line One	2301 N.W. 87th Avenue
Entity, Address, City or Town	Miami
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33172
City Area Code	305
Local Phone Number	715-5200
Entity, Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	USCB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001901637